Cash, Cash Equivalents and Investments - Components of Cash, Cash Equivalents and Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Cash and Cash Equivalents [Line Items]
Cost Basis	$ 3,269	$ 2,663
Unrealized Gains	3	1
Other-than-temporary Impairment	(6)	(6)
Fair Value	3,266	2,658
Cash and Cash Equivalents	1,233	1,579
Short-term Investments	1,658	950
Long-term investments	316	129
Restricted Cash and Cash Equivalents	59	0
Bank balances
Cash and Cash Equivalents [Line Items]
Cost Basis	765	708
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	765	708
Cash and Cash Equivalents	765	708
Short-term Investments	0	0
Long-term investments	0	0
Other Investments [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	66	89
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	66	89
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	66	89
Bank Balances and Other Investments [Domain]
Cash and Cash Equivalents [Line Items]
Cost Basis	831	797
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	831	797
Cash and Cash Equivalents	765	708
Short-term Investments	0	0
Long-term investments	66	89
Level 1 [Member] | Money market funds
Cash and Cash Equivalents [Line Items]
Cost Basis	1
Unrealized Gains	0
Unrealized Losses	0
Other-than-temporary Impairment	0
Fair Value	1
Cash and Cash Equivalents	1
Short-term Investments	0
Long-term investments	0
Level 2 [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	2,393	1,821
Unrealized Gains	1	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	2,394	1,821
Cash and Cash Equivalents	467	871
Short-term Investments	1,658	950
Long-term investments	210	0
Restricted Cash and Cash Equivalents	59
Level 2 [Member] | Non-U.S. government promissory notes
Cash and Cash Equivalents [Line Items]
Cost Basis	100
Unrealized Gains	0
Unrealized Losses	0
Other-than-temporary Impairment	0
Fair Value	100
Cash and Cash Equivalents	0
Short-term Investments	100
Long-term investments	0
Level 2 [Member] | Bank Time Deposits
Cash and Cash Equivalents [Line Items]
Cost Basis	218
Unrealized Gains	1
Unrealized Losses	0
Other-than-temporary Impairment	0
Fair Value	219
Cash and Cash Equivalents	76
Short-term Investments	84
Long-term investments	0
Restricted Cash and Cash Equivalents	59
Level 2 [Member] | Commercial Paper [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	710	15
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	710	15
Cash and Cash Equivalents	240	15
Short-term Investments	470	0
Long-term investments	0	0
Level 2 [Member] | Non U.S. Treasury Bills Notes
Cash and Cash Equivalents [Line Items]
Cost Basis	244	480
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	244	480
Cash and Cash Equivalents	151	241
Short-term Investments	93	239
Long-term investments	0	0
Level 2 [Member] | U.S. treasury bills/notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	915	879
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	915	879
Cash and Cash Equivalents	0	253
Short-term Investments	705	626
Long-term investments	210	0
Level 2 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	49	55
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	49	55
Cash and Cash Equivalents	0	30
Short-term Investments	49	25
Long-term investments	0	0
Level 2 [Member] | Bankers Acceptance [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis		392
Unrealized Gains		0
Unrealized Losses		0
Other-than-temporary Impairment		0
Fair Value		392
Cash and Cash Equivalents		332
Short-term Investments		60
Long-term investments		0
Level 2 [Member] | U.S. Government Agency Paper [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	149
Unrealized Gains	0
Unrealized Losses	0
Other-than-temporary Impairment	0
Fair Value	149
Cash and Cash Equivalents	0
Short-term Investments	149
Long-term investments	0
Level 2 [Member] | Corporate Bonds and Notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	8
Unrealized Gains	0
Unrealized Losses	0
Other-than-temporary Impairment	0
Fair Value	8
Cash and Cash Equivalents	0
Short-term Investments	8
Long-term investments	0
Fair Value, Inputs, Level 3 [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	44	45
Unrealized Gains	2	1
Unrealized Losses	0	0
Other-than-temporary Impairment	(6)	(6)
Fair Value	40	40
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	40	40
Fair Value, Inputs, Level 3 [Member] | Auction Rate Securities [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	41	41
Unrealized Gains	2	1
Unrealized Losses	0	0
Other-than-temporary Impairment	(6)	(6)	(6)
Fair Value	37	36
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	37	36
Fair Value, Inputs, Level 3 [Member] | Corporate Bonds and Notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	3	4
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	3	4
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	$ 3	$ 4